Consolidated Statements of Loss and Comprehensive Loss - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Jan. 31, 2024
Statement of Comprehensive Income [Abstract]
Revenue	$ 4,464,950	$ 30,117,880	$ 28,285,200
Cost of sales	2,688,650	17,558,940	17,135,434
Gross profit	1,776,300	12,558,940	11,149,766
Selling, general and administrative expenses	1,486,394	11,277,284	9,677,738
Income from operations	289,906	1,281,656	1,472,028
Gain (loss) on change in fair value of derivative liabilities	22,189	52,257	(451,372)
Gain on termination of sales-type lease	0	0	503,544
Accretion expense	0	(509,871)	0
Loss on disposal of assets	0	(155,692)	(11,655)
Impairment loss	0	0	(1,202,227)
Interest expense	0	(293,675)	(35,210)
Other income	9,209	20,246	(16,451)
Net income from continuing operations before income tax expense	321,304	394,921	258,657
Income tax expense	(372,743)	(4,151,650)	(3,482,125)
Net loss from continuing operations after income tax expense	(51,439)	(3,756,729)	(3,223,468)
Net loss from discontinued operations after income tax expense	(22,965)	(212,813)	(81,817)
Net loss	(74,404)	(3,969,542)	(3,305,285)
Other comprehensive income:
Translation adjustment	808	133,050	15,089
Comprehensive loss	$ (73,596)	$ (3,836,492)	$ (3,290,196)
Basic loss per share from continuing operations	$ (0)	$ (0.03)	$ (0.03)
Diluted loss per share from continuing operations	(0)	(0.03)	(0.03)
Basic loss per share from discontinued operations	(0)	(0)	(0)
Diluted loss per share from discontinued operations	(0)	(0)	(0)
Basic loss per share	(0)	(0.03)	(0.03)
Diluted loss per share	$ (0)	$ (0.03)	$ (0.03)
Weighted average number of common shares outstanding - basic	120,047,814	119,794,951	120,047,814
Weighted average number of common shares outstanding - diluted	122,880,907	120,588,044	122,880,907